Fair Value Measurements - Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Available-for-sale debt investments	¥ 313	¥ 309
Carrying Value
Assets:
Term deposits and short term investments	428,343	558,765
Restricted cash	9,761	7,049
Available-for-sale debt investments	313	309
Fair Value Recurring Basis | Level 1 | Fair Value
Assets:
Restricted cash	9,761	7,049
Fair Value Recurring Basis | Level 2 | Fair Value
Assets:
Term deposits and short term investments	428,343	558,765
Fair Value Recurring Basis | Level 3 | Fair Value
Assets:
Available-for-sale debt investments	¥ 313	¥ 309